                                                         [LOGO]
                                                         HARTFORD LIFE



                                                         ALLISON S. MACINNIS
                                                         Legal Specialist


May 1, 2000



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hartford Life and Annuity Insurance Company
     Putnam Capital Manager Trust Separate Account Two - Putnam Capital Manager variable annuity
     File No. 33-60702

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The form of Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 13, 2000.

If you have any additional questions, please feel free to contact me at (860) 843-8697.

Sincerely yours,

/s/ Allison S. MacInnis

Allison S. MacInnis


Enclosure